Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying Consolidated Financial Statements and Notes to Consolidated Financial Statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC regarding interim financial reporting on Form 10-Q. Accordingly, certain information and disclosures required for complete financial statements prepared in accordance with U.S. GAAP are not included herein. The Consolidated Balance Sheet and related information as of December 31, 2023 included herein was derived from the audited Consolidated Financial Statements as of December 31, 2023 (as restated), but does not include all disclosures required by U.S. GAAP on an annual reporting basis. Certain amounts in the prior years’ Consolidated Financial Statements have been reclassified to conform to the current year’s presentation.

These Consolidated Financial Statements should be read in conjunction with the Company’s Annual Report on Form 10-K for the year ended December 31, 2023, as filed with the SEC on February 29, 2024 (the “Original Annual Report”), and Amendment No. 1 to the Company’s Annual Report on Form 10-K/A, filed with the SEC on December 23, 2024. Since the date of the Original Annual Report, there have been no changes or updates to the Company’s significant accounting policies, other than those described below.

In the opinion of management, the Consolidated Financial Statements and Notes to Consolidated Financial Statements contain all normal, recurring adjustments necessary for a fair statement of financial position, results of operations, comprehensive loss, and cash flows as of the dates and for the interim periods presented. The results of operations for the three and nine months ended September 30, 2024 may not be indicative of the results for the full year ending December 31, 2024, or any other period.

The Company’s fiscal year is the 12-month period from January 1 through December 31, and all references to “2024,” “2023,” and the like refer to the fiscal year unless otherwise noted.

Basis of Presentation

The accompanying Consolidated Financial Statements and notes herein have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) regarding annual financial reporting on Form 10-K.

The Company’s fiscal year is the twelve-month period from January 1 through December 31, and all references to “2023,” “2022,” and “2021,” refer to the fiscal year unless otherwise noted. Certain amounts in the prior years’ Consolidated Financial Statements have been reclassified to conform to the current year’s presentation.

Use of Estimates

Use of Estimates

The preparation of the Consolidated Financial Statements and Notes to Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the end of each fiscal period, and the reported amounts of revenues and expenses during each fiscal period. Such estimates include, but are not limited to, revenue recognition, valuation of inventory, leases, valuation and impairment of intangible and long-lived assets, recoverability of deferred tax assets, and stock-based compensation expense. The Company bases its estimates on historical experience, known trends, worldwide economic conditions, both general and specific to the life sciences industry, and other relevant factors it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates and changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates.

Use of Estimates

The preparation of the Consolidated Financial Statements and Notes to Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the Consolidated Financial Statements, and the reported amounts of revenues and expenses during each fiscal year. Such estimates include, but are not limited to, revenue recognition, valuation of inventory, leases, valuation and impairment of long-lived assets, recoverability of deferred tax assets, and stock-based compensation expense. The Company bases its estimates on historical experience, known trends, worldwide economic conditions, both general and specific to the life sciences industry, and other relevant factors it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates and changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates.

Principles of Consolidation

Principles of Consolidation

The Consolidated Financial Statements and Notes to Consolidated Financial Statements include the accounts of Quanterix and its wholly owned subsidiaries. All intercompany transactions have been eliminated in consolidation.

In accordance with Accounting Standards Codification (“ASC”) 810 — Consolidation, the Company assesses the terms of non-marketable equity investments to determine if any meet the definition of a variable interest entity (“VIE”) and require consolidation into its Consolidated Financial Statements. Refer to Note 15 — Variable Interest Entities for further discussion.

Principles of Consolidation

The Consolidated Financial Statements include the accounts of Quanterix and its wholly owned subsidiaries. All intercompany transactions have been eliminated in consolidation.

In accordance with Accounting Standards Codification (“ASC”) 810 — Consolidation, the Company assesses the terms of its non-marketable equity investments in entities to determine if any meet the definition of a variable interest entity (“VIE”) and require consolidation into its Consolidated Financial Statements. Refer to Note 20 — Variable Interest Entities for further discussion.

Foreign Currency

Foreign Currency

The functional currency of the Company’s subsidiaries are their respective local currencies. These subsidiary financial statements are translated into U.S. dollars using the period-end exchange rates for assets and liabilities, average exchange rates during the corresponding period for revenue and expenses, and historical rates for equity. The effects of foreign currency translation adjustments are recorded in accumulated other comprehensive loss, a component of stockholders’ equity on the Consolidated Balance Sheets.

Foreign currency transaction gains (losses) are included in other income, net on the Consolidated Statements of Operations and were not material for the three and nine months ended September 30, 2024 and 2023.

Foreign Currency (As Restated)

The functional currency of the Company’s subsidiaries is their respective local currencies. These subsidiary financial statements are translated into U.S. dollars using the period-end exchange rates for assets and liabilities, average exchange rates during the corresponding period for revenue and expenses, and historical rates for equity. The effects of foreign currency translation adjustments are recorded in accumulated other comprehensive income (loss), a component of stockholders’ equity on the Consolidated Balance Sheets.

Foreign currency transaction gains (losses) are included in other income (expense), net on the Consolidated Statements of Operations. Foreign exchange losses were $0.2 million, $1.0 million and $0.4 million during the years ended December 31, 2023, 2022 and 2021, respectively.

Restricted Cash

Restricted Cash

The following table summarizes the period ending cash and cash equivalents as presented on the Consolidated Balance Sheets and the total cash, cash equivalents, and restricted cash as presented on the Consolidated Statements of Cash Flows (in thousands):

	As of September 30,
	2024	2023
		(As Restated)
Cash and cash equivalents	$29,339	$201,261
Restricted cash (1)	2,609	2,602
Cash, cash equivalents, and restricted cash	$31,948	$203,863
(1)	Restricted cash consists of collateral for a letter of credit issued as security for two of the Company’s leased facilities and to secure the Company’s corporate credit card program. The short-term or long-term classification is determined in accordance with the expiration of the underlying letter of credit and security.

Restricted Cash

The following table summarizes the period ending cash and cash equivalents as presented on the Consolidated Balance Sheets and the total cash, cash equivalents, and restricted cash as presented on the Consolidated Statements of Cash Flows (in thousands):

	As of December 31,
	2023	2022
Cash and cash equivalents	$174,422	$338,740
Restricted cash	2,604	2,597
Cash, cash equivalents, and restricted cash	$177,026	$341,337

Restricted cash consists of collateral for a letter of credit issued as security for two of the Company’s leased facilities and to secure the Company’s corporate credit card program. The short-term or long-term classification is determined in accordance with the expiration of the underlying letter of credit and security.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). This update clarifies the guidance in Topic 820 related to measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, as well as introducing new disclosure requirements for these types of equity securities. The new standard became effective for the Company on January 1, 2024. The Company adopted this standard on a prospective basis and such adoption did not have a material impact on the Company’s Consolidated Financial Statements or related disclosures.

Recent Accounting Standards to be Adopted

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The new standard enhances the disclosures of reportable segment information, primarily with regard to significant segment expenses, and applies to entities with a single reportable segment. The new standard is effective for the Company for annual periods beginning January 1, 2024, and for interim periods beginning January 1, 2025, with early adoption permitted. Upon adoption, the guidance should be applied retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating the impact of adoption of the standard on its Consolidated Financial Statements disclosures.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The new standard enhances income tax disclosure requirements by requiring specified categories and greater disaggregation within the tax rate reconciliation table, disclosure of income taxes paid by jurisdiction, and providing clarification on uncertain tax positions and related financial statement impacts. The new standard is effective for the Company for annual periods beginning January 1, 2025, with early adoption permitted. The Company is currently evaluating the impact of adoption of the standard on its Consolidated Financial Statements disclosures.

Recent Accounting Pronouncements

Recent Accounting Standards To Be Adopted

In June 2022, the FASB issued ASC Update No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. This update clarifies the guidance in Topic 820 related to measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, as well as introduces new disclosure requirements for these types of equity securities. The new standard will be effective for the Company on January 1, 2024. The adoption of this standard is not expected to have a material impact on the Company’s financial position or results of operations.

In November 2023, the FASB issued ASC Update No. 2023-07, Segment Reporting (Topic 280): Improvement to Reportable Segment Disclosures. This update enhances reportable segment disclosure requirements by requiring public entities to provide disclosures of significant segment expenses and other segment items, as well as disclosures about a reportable segment’s profit or loss and assets that are currently required annually in interim periods. The new standard will be effective for the Company’s annual financial statements for the period beginning on January 1, 2024. The adoption of this standard is not expected to have a material impact on the Company’s disclosures.

In December 2023, the FASB issued ASC Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This update enhances income tax disclosure requirements by requiring public entities to provide additional information in its tax rate reconciliation and additional disclosures about income taxes paid. The update is effective for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance and the amendments in this update should be applied prospectively, but entities have the option to apply it retrospectively. The Company is currently evaluating the impact that the standard will have on its Consolidated Financial Statements.